UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	02/28/2012

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     5834    71382 SH       Sole                    71382
APACHE CORP                    COM              037411105    13163   145323 SH       Sole                   145323
APPLE INC COM                  COM              037833100    17098    42218 SH       Sole                    42218
BARRICK GOLD CORP              COM              067901108    23681   523339 SH       Sole                   523339
BHP BILLITON LTD SPONSORED ADR COM              088606108     2664    37713 SH       Sole                    37713
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     4346    62276 SH       Sole                    62276
CANADIAN NATL RY CO COM        COM              136375102      861    10955 SH       Sole                    10955
CATERPILLAR INC                COM              149123101      245     2700 SH       Sole                     2700
CF INDS HLDGS INC COM          COM              125269100      627     4325 SH       Sole                     4325
CHEVRONTEXACO CORP             COM              166764100     5206    48929 SH       Sole                    48929
CHURCH & DWIGHT INC COM        COM              171340102     6558   143315 SH       Sole                   143315
CISCO SYSTEMS INC              COM              17275R102     2174   120251 SH       Sole                   120251
CME GROUP INC COM              COM              12572Q105     4385    17996 SH       Sole                    17996
COMMONWEALTH BK AUST SPONSORED COM              202712600     3898    77185 SH       Sole                    77185
CONOCOPHILLIPS                 COM              20825C104    16702   229203 SH       Sole                   229203
COPART INC COM                 COM              217204106     6433   134336 SH       Sole                   134336
DENTSPLY INTL INC NEW          COM              249030107     3485    99611 SH       Sole                    99611
ECOLAB INC COM                 COM              278865100     5544    95895 SH       Sole                    95895
EMERSON ELECTRIC CO            COM              291011104     4284    91945 SH       Sole                    91945
EXXON  MOBIL CORP              COM              30231G102      336     3961 SH       Sole                     3961
FLIR SYSTEMS INC               COM              302445101     2327    92815 SH       Sole                    92815
GEN-PROBE INC NEW COM          COM              36866T103      811    13724 SH       Sole                    13724
GENTEX CORP                    COM              371901109    28179   952311 SH       Sole                   952311
HARRIS CORP                    COM              413875105      650    18025 SH       Sole                    18025
HOLOGIC INC COM                COM              436440101     1957   111792 SH       Sole                   111792
INTUITIVE SURGICAL INC         COM              46120E602    24986    53964 SH       Sole                    53964
JOHNSON & JOHNSON              COM              478160104     6469    98648 SH       Sole                    98648
JOHNSON CONTROLS               COM              478366107     3729   119289 SH       Sole                   119289
K12 INC COM                    COM              48273U102      446    24883 SH       Sole                    24883
LKQ CORP COM                   COM              501889208     4884   162365 SH       Sole                   162365
MAJESCO ENTERTAINMENT COM NEW  COM              560690208       24    10000 SH       Sole                    10000
MASIMO CORP COM                COM              574795100     1252    67025 SH       Sole                    67025
MEDTRONIC INC                  COM              585055106     3365    87963 SH       Sole                    87963
MICROSOFT CORP                 COM              594918104     8574   330264 SH       Sole                   330264
MONSANTO CO NEW                COM              61166W101     4192    59826 SH       Sole                    59826
NEWMONT MINING CORP            COM              651639106    17369   289441 SH       Sole                   289441
NOVARTIS AG-ADR                COM              66987V109     3914    68455 SH       Sole                    68455
PAYCHEX INC                    COM              704326107     6170   204905 SH       Sole                   204905
PEPSICO INC                    COM              713448108     5543    83543 SH       Sole                    83543
PERRIGO CO                     COM              714290103    22265   228833 SH       Sole                   228833
PROCTER & GAMBLE CO            COM              742718109     9032   135386 SH       Sole                   135386
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RAYONIER INC COM               COM              754907103     6307   141325 SH       Sole                   141325
RESMED INC COM                 COM              761152107     3316   130557 SH       Sole                   130557
ROYAL BK CDA MONTREAL COM      COM              780087102     2183    42845 SH       Sole                    42845
SOUTHWESTERN ENERGY CO COM     COM              845467109     2642    82733 SH       Sole                    82733
ST JUDE MEDICAL INC            COM              790849103      338     9850 SH       Sole                     9850
STERICYCLE INC COM             COM              858912108     4516    57960 SH       Sole                    57960
STRYKER CORP                   COM              863667101     2130    42845 SH       Sole                    42845
TEVA PHARMACEUTCL INDS ADR     COM              881624209     2965    73465 SH       Sole                    73465
TITAN MEDICAL INC              COM              88830X108       13    10000 SH       Sole                    10000
VALMONT INDS INC COM           COM              920253101     2621    28871 SH       Sole                    28871
VARIAN MED SYS INC COM         COM              92220p105    23087   343919 SH       Sole                   343919
WOODWARD INC                   COM              980745103     6363   155459 SH       Sole                   155459
SPDR GOLD TRUST                                 78463V107     1687    11098 SH       Sole                    11098

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Value Total:	341832 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE